Significant Accounting Policies - 20F (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2015 USD ($) Segment $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 43		$ 43	$ 13
Impairment of Long-Lived Assets (Vessels) [Abstract]
Period of forward freight agreements			2 years
Period within which historical charter rates available for each type of vessel			10 years
Annual inflation rate assumed for asset impairment			2.00%
Impairment loss for vessels			$ 0	0	$ 3,564
Income Taxes [Abstract]
Minimum percentage for recognition of income tax position			50.00%
Hong Kong tax rate			16.50%
Foreign exchange tax			$ 32
Minimum stock ownership percentage for tax exemption	50.00%		50.00%
Minimum vote and value percentage of regularly traded stock	50.00%		50.00%
Significant shareholder percentage	5.00%		5.00%
Minimum percentages of shipping income would be treated as being United States source income			50.00%
Tax rate on US source shipping income	2.00%		2.00%
Unrecognized tax expense for tax exempt entity			$ 0	$ 0	25
Segment Reporting [Abstract]
Number of reportable segments | Segment			1
Salvage Value Change [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Increase in depreciation expense			$ 235
Increase in depreciation expense (in dollars per share) | $ / shares			$ 0.02
Estimated Useful Life Change [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Increase in depreciation expense			$ 289
Increase in depreciation expense (in dollars per share) | $ / shares			$ 0.03
Computer Software and Hardware [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Estimated useful life of property and equipment			3 years
Vessel [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Estimated useful life of property and equipment	25 years	30 years
African Oryx [Member]
Vessels Held for Sale [Abstract]
Impairment loss					867
Vessels Davakis G. and Delos Ranger [Member]
Vessels Held for Sale [Abstract]
Impairment loss					10,697
Vessels remeasurement					7,000
UOB Vessels [Member]
Vessels Held for Sale [Abstract]
Vessels remeasurement					$ 1,000
Minimum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period			2 years
Maximum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period			3 years